Actuarial assumption used to determine the components of net periodic benefit cost (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.80%	4.40%	5.30%
Expected return on plan asset	7.25%	7.60%	8.00%
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.80%	4.40%	5.30%
Expected return on plan asset	7.25%	7.60%	8.00%